Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 28.6	$ 25.5
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 25.8	$ 28.8